REGULATORY ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
REGULATORY ASSETS AND LIABILITIES [Abstract]
Schedule of Regulatory Assets and Liabilities

As at	December 31, 2018	December 31, 2017	Recovery Period
Regulatory assets - current
Deferred cost of gas (a)	$20.4	$0.5	Less than one year
Deferred property taxes	—	0.3	Less than one year
Other	0.6	0.3	Less than one year
	$21.0	$1.1
Regulatory assets - non-current
Deferred regulatory costs and rate stabilization adjustment mechanism (a)(b)	$215.5	$20.5	1 - 3 years
Pipeline rehabilitation costs	—	0.3	Various
Future recovery of pension and other retirement benefits (a)	192.9	113.9	Various
Future recovery of non-retirement employee benefits (a)(c)	21.3	—	Various
Deferred pension costs (d)	7.8	—	1 years
Deferred environmental costs (a)(e)	19.9	13.9	1 - 10 years
Deferred loss on reacquired debt (a)(f)	109.3	2.5	1 - 15 years
Deferred depreciation and amortization	—	23.3	Various
Deferred future income taxes (a)(g)	67.0	104.7	Various
Deferred customer retention program amortization	—	16.5	Various
Revenue deficiency account	—	31.0	Various
Other	29.3	2.0	Various
	$663.0	$328.6
Regulatory liabilities - current
Deferred cost of gas	$71.2	$9.0	Less than one year
Refundable tax credit (h)	3.8	1.9	Less than one year
Federal income tax rate change (i)	26.2	—	Less than one year
Other	13.7	—	Less than one year
	$114.9	$10.9
Regulatory liabilities - non-current
Option fees deferral (a)	$—	$4.3	Various
Refundable tax credit (h)	6.1	7.5	Various
Future expense of pension and other retirement benefits (a)	166.7	—	Various
Future removal and site restoration costs (j)	514.7	153.3	3 - 56 years
Deferred loss on reacquired debt	1.8	—	Various
Federal income tax rate change (a)(i)	698.4	101.8	Various
Insurance recovery of environmental costs	—	0.3	2 years
Other	5.1	1.4	Various
	$1,392.8	$268.6
(a)

Washington Gas is not entitled to a rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.

(b)	Includes fair value of derivatives, which are not included in customer bills until settled.
(c)

Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates. Certain utilities have recovered pension costs related to regulated operations in rates, and as such the Corporation has recorded a regulatory asset for the unamortized costs associated with the defined benefit and post-retirement benefit plans. Depending on the method utilized by the utility, the recovery period can be either the expected service life of the employees, the benefit period for employees, or a specific recovery period as approved by the respective regulator.

(d)

Relates to costs not recoverable through rates in the District of Columbia jurisdiction. However, Washington Gas is allowed to amortize these prior unrecovered pension and other post-retirement benefits through 2019.

(e)	This balance represents allowed environmental remediation expenditures at SEMCO Gas and Washington Gas sites to be recovered through rates.
(f)

The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior fiscal years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements. This also includes a fair value adjustment of $89 million recorded on the WGL Acquisition (Note 3).

(g)	This regulatory asset reflects the amount of deferred income taxes expected to be refunded, or recovered from, customers in future rates.
(h)

On September 18, 2013, CINGSA received a US$15.0 million gas storage facility tax credit from the State of Alaska for the benefit of its firm storage service customers. CINGSA will derive no direct or indirect benefit from the tax credit. Following receipt of the tax credit, CINGSA deposited it in a separate interest-bearing account. CINGSA will act as a custodian of the tax credit and any interest earned for the benefit of CINGSA's customers. On an annual basis, covering the years 2012 through 2021, CINGSA will disburse to the customers 1/10th of the amount of the tax credit not subject to refund to the State and interest earned. The RCA has approved the disbursement methodology.

(i)

The TCJA was enacted on December 22, 2017, and required the Corporation to revalue its U.S. deferred tax assets and liabilities to the lower federal corporate tax rate of 21 percent resulting in excess accumulated deferred income taxes. The tax rate reduction created a reduction in deferred tax liability, which SEMCO Gas and Washington Gas are required to refund to ratepayers.

This amount and timing of draw down is dependent upon the cost of removal of underlying utility property, plant and equipment and the life of property, plant and equipment